Equity - Summary of Capital Stock (Detail) shares in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 TWD ($) shares
Disclosure of classes of share capital [abstract]
Authorized shares	28,050.0	28,050.0	28,050.0
Authorized capital | $	$ 280,500.0		$ 280,500.0
Issued and paid shares	25,932.7	25,932.7	25,932.1
Issued capital	$ 259,327.3	$ 7,908.7	$ 259,320.7